              AIM DEVELOPING MARKETS FUND - CLASS A, B AND C SHARES

                          Supplement dated July 1, 2005
                    to the Prospectus dated February 28, 2005


Effective November 1, 2005, the Boards of Trustees of AIM Funds Group, AIM Growth Series, AIM International Mutual Funds, AIM Investment Funds and AIM Investment Securities Funds have approved aligning the front-end sales charge paid on purchases of Class A shares of AIM Balanced Fund, AIM Basic Balanced Fund, AIM Developing Markets Fund, AIM Global Aggressive Growth Fund, AIM Global Equity Fund, AIM Global Growth Fund, AIM Global Health Care Fund and AIM Real Estate Fund (collectively, the "Category II Equity Funds") with the front-end sales charge paid on purchases of the Class A shares of AIM's Category I equity funds.

Shareholders of Category II Equity Funds who have a Letter of Intent in place as of November 1, 2005, will be able to complete the Letter of Intent under the current pricing schedule and future Letters of Intent or subsequent purchases will be subject to the Category I pricing.

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
------------------------------------------------------------------------------------------------------------

(fees paid directly from
your investment)                                                      CLASS A       CLASS B      CLASS C

------------------------------------------------------------------- ------------- ------------ -------------

Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage of offering price)                4.75%(1)       None         None
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price or redemption
proceeds, whichever is less)                                            None(2,3)      5.00%        1.00%
Redemption/Exchange Fee
(as a percentage of amount redeemed/exchanged)                          2.00(4)        2.00(4)      2.00(4)
------------------------------------------------------------------- ------------- ------------ -------------

ANNUAL FUND OPERATING EXPENSES(5)
--------------------------------------------------------------------- ----------- ------------- ------------

(expenses that are deducted
from fund assets)                                                      CLASS A      CLASS B       CLASS C

--------------------------------------------------------------------- ----------- ------------- ------------
Management Fees                                                          0.98%        0.98%        0.98%
Distribution and/or Service (12b-1) Fees(6)                              0.25         1.00         1.00
Other Expenses                                                           0.76         0.76         0.76
Total Annual Fund Operating Expenses                                     1.99         2.74         2.74
Fee Waivers(7)                                                           0.22         0.22         0.22
Net Annual Fund Operating Expenses(8)                                    1.77         2.52         2.52
--------------------------------------------------------------------- ----------- ------------- ------------

1 Effective November 1, 2005, the maximum sales charge (load) imposed on purchases (as a percentage of offering price) of Class A shares will be 5.50%.

2 If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

3 If you are a retirement plan participant and you buy $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

4 You may be charged a 2.00% fee on redemptions or exchanges of Class A, Class B and Class C shares held 30 days or less. See "Shareholder Information - Redeeming Shares - Redemption/Exchange Fees" for more information.

5 There is no guarantee that actual expenses will be the same as those shown in the table.

6 The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Services (12b-1) Fees reflect this agreement.

7 Effective January 1, 2005, through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement. (See "Fund Management - Advisor Compensation"). Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A, Class B, and Class C shares to 1.90%, 2.50% and 2.50%, respectively, of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits stated above: (i) interest; (ii) taxes, (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees;
  and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through October 31, 2005.

8 At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for the items in Notes 6 and 7 and net of this arrangement were 1.75%, 2.50%, and 2.50% for Class A, Class B and Class C shares, respectively, for the year ended October 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

     As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge."

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                                    1 YEAR        3 YEARS        5 YEARS        10 YEARS
                                    --------------- ------------- -------------- -------------- ---------------
                                    Class A         $   646       $   1,050      $   1,477      $   2,665
                                    Class B             755           1,129          1,630          2,874
                                    Class C             355             829          1,430          3,054
                                    --------------- ------------- -------------- -------------- ---------------

      You would pay the following expenses if you did not redeem your shares:

                                                    1 YEAR        3 YEARS        5 YEARS        10 YEARS
                                    --------------- ------------- -------------- -------------- ---------------
                                    Class A         $   646       $   1,050      $   1,477      $   2,665
                                    Class B             255             829          1,430          2,874
                                    Class C             255             829          1,430          3,054
                                    --------------- ------------- -------------- -------------- ---------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.



CLASS A -
ANNUAL
EXPENSE
RATIO 1.77%    YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7       YEAR 8      YEAR 9     YEAR 10
----------   ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses           3.23%       6.56%      10.01%      13.56%      17.23%      21.01%      24.92%      28.96%      33.12%      37.42%
End of Year
Balance      $10,323.00  $10,656.43  $11,000.64  $11,355.96  $11,722.75  $12,101.40  $12,492.27  $12,895.77  $13,312.31  $13,742.30
Estimated
Annual
Expenses     $   179.86  $   185.67  $   191.67  $   197.86  $   204.25  $   210.84  $   217.65  $   224.68  $   231.94  $   239.43
             ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------



CLASS B -
ANNUAL
EXPENSE
RATIO 2.52%    YEAR 1      YEAR 2      YEAR 3      YEAR 4       YEAR 5     YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
-----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------


Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses           2.48%       5.02%       7.63%      10.30%      13.03%      15.83%      18.71%      21.65%      25.58%      29.64%
End of Year
Balance      $10,248.00  $10,502.15  $10,762.60  $11,029.52  $11,303.05  $11,583.36  $11,870.63  $12,165.02  $12,557.95  $12,963.58
Estimated
Annual
Expenses     $   255.12  $   261.45  $   267.94  $   274.58  $   281.39  $   288.37  $   295.52  $   302.85  $   218.80  $   225.87
             ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------


CLASS C -
ANNUAL
EXPENSE
RATIO 2.52%    YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
-----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses           2.48%       5.02%       7.63%      10.30%      13.03%      15.83%      18.71%      21.65%      24.67%      27.76%
End of Year
Balance      $10,248.00  $10,502.15  $10,762.60  $11,029.52  $11,303.05  $11,583.36  $11,870.63  $12,165.02  $12,466.72  $12,775.89
Estimated
Annual
Expenses     $   255.12  $   261.45  $   267.94  $   274.58  $   281.39  $   288.37  $   295.52  $   302.85  $   310.36  $   318.06
             ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------




Effective November 1, 2005, the following information replaces in its entirety the information appearing under the heading "OTHER INFORMATION - SALES CHARGES" in the prospectus:

     "Purchases of Class A shares of AIM Developing Markets Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information - Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section."


The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

     "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

     "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

     "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

              AIM GLOBAL HEALTH CARE FUND - CLASS A, B AND C SHARES

                          Supplement dated July 1, 2005
                     to the Prospectus dated April 29, 2005

Effective November 1, 2005, the Boards of Trustees of AIM Funds Group, AIM Growth Series, AIM International Mutual Funds, AIM Investment Funds and AIM Investment Securities Funds have approved aligning the front-end sales charge paid on purchases of Class A shares of AIM Balanced Fund, AIM Basic Balanced Fund, AIM Developing Markets Fund, AIM Global Aggressive Growth Fund, AIM Global Equity Fund, AIM Global Growth Fund, AIM Global Health Care Fund and AIM Real Estate Fund (collectively, the "Category II Equity Funds") with the front-end sales charge paid on purchases of the Class A shares of AIM's Category I equity funds.

Shareholders of Category II Equity Funds who have a Letter of Intent in place as of November 1, 2005, will be able to complete the Letter of Intent under the current pricing schedule and future Letters of Intent or subsequent purchases will be subject to the Category I pricing.

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

          "FEE TABLE

          This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


         SHAREHOLDER FEES

(fees paid directly from your investment)             CLASS A           CLASS B            CLASS C

-------------------------------------------------- ----------------- ------------------ -----------------
Maximum Sales Charge (Load) Imposed on                4.75%(1)           None              None
Purchases (as a percentage of offering price)

Maximum Deferred Sales charge (Load) (as a            None(2)(3)          5.00%             1.00%
percentage of original purchase price or
redemption proceeds, whichever is less)
-------------------------------------------------- ----------------- ------------------ -----------------

         ANNUAL FUND OPERATING EXPENSES(4)

(expenses that are deducted from fund assets)         CLASS A           CLASS B            CLASS C
-------------------------------------------------- ----------------- ------------------ -----------------

Management Fees                                        0.97%              0.97%             0.97%
Distribution and/or Service (12b-1) Fees(5)            0.25               1.00              1.00
Other Expenses                                         0.44               0.44              0.44
Total Annual Fund Operating Expenses                   1.66               2.41              2.41
Fee Waiver(6)                                          0.23               0.23              0.23
Net Annual Fund Operating Expenses(7)                  1.43               2.18              2.18
-------------------------------------------------- ----------------- ------------------ -----------------

1 Effective November 1, 2005, the maximum sales charge (load) imposed on purchases (as a percentage of offering price) of Class A shares will be 5.50%.

2 If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

3 If you are a retirement plan participant and you buy $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

4 There is no guarantee that actual expenses will be the same as those shown in the table.

5 The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

6 Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management - Advisor
  Compensation").

7 At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for the items in Notes 5 and 6 and net of this arrangement were 1.41%, 2.16%, and 2.16% for Class A, Class B and Class C shares, respectively, for the year ended October 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

     As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                               1 YEAR   3 YEARS     5 YEARS   10 YEARS
                ------------- -------- ---------- --------- --------------

                Class A       $   614   $  906    $  1,219    $   2,244
                Class B           721      982       1,370        2,459
                Class C           321      682       1,170        2,647
                ------------- -------- ---------- --------- --------------


You would pay the following expenses if you did not redeem your shares:

                              1 YEAR    3 YEARS   5 YEARS     10 YEARS
                ------------- -------- ---------- --------- --------------

                Class A       $   614   $  906    $  1,219    $   2,244
                Class B           221      682       1,170        2,459
                Class C           221      682       1,170        2,647
                ------------- -------- ---------- --------- --------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A -
ANNUAL
EXPENSE
RATIO 1.43%     YEAR 1     YEAR 2     YEAR 3      YEAR 4     YEAR 5       YEAR 6    YEAR 7       YEAR 8       YEAR 9      YEAR 10
----------    -------    -------    -------    -------    -------      -------     -------      -------      -------     -------

Cumulative
Return Before
Expenses          5.00%      10.25%     15.76%     21.55%     27.63%       34.01%      40.71%       47.75%       55.13%      62.89%
Cumulative
Return After
Expenses          3.57%      7.27%      11.10%     15.06%     19.17%       23.43%      27.83%       32.40%       37.12%      42.02%
End of Year
Balance        $10,357.00 $10,726.74 $11,109.69 $11,506.31 $11,917.08   $12,342.52  $12,783.15   $13,239.51   $13,712.16  $14,201.68
Estimated
Annual
Expenses
               $145.55    $150.75   $156.13     $161.70    $167.48      $173.46     $179.65      $186.06      $192.70     $199.58


CLASS B -
ANNUAL
EXPENSE
RATIO 2.18%     YEAR 1     YEAR 2     YEAR 3      YEAR 4     YEAR 5       YEAR 6    YEAR 7       YEAR 8       YEAR 9      YEAR 10
----------    -------    -------    -------    -------    -------      -------     -------      -------      -------     -------
Cumulative
Return
Before
Expenses       5.00%      10.25%     15.76%     21.55%     27.63%       34.01%      40.71%       47.75%       55.13%      62.89%
Cumulative
Return After
Expenses       2.82%      5.72%      8.70%      11.77%     14.92%       18.16%      21.49%       24.92%       29.38%      34.00%
End of Year
Balance        $10,282.00 $10,571.95 $10,870.08 $11,176.62 $11,491.80   $11,815.87  $12,149.07   $12,491.68   $12,937.63  $13,399.50
Estimated
Annual
Expenses       $221.07    $227.31    $233.72    $240.31    $247.09      $254.05     $261.22      $268.58      $181.82     $188.31



CLASS C -
ANNUAL
EXPENSE
RATIO 2.18%     YEAR 1     YEAR 2     YEAR 3      YEAR 4     YEAR 5       YEAR 6    YEAR 7       YEAR 8       YEAR 9      YEAR 10
----------    -------    -------    -------    -------    -------      -------     -------      -------      -------     -------


Cumulative
Return
Before
Expenses       5.00%      10.25%     15.76%     21.55%     27.63%       34.01%      40.71%       47.75%       55.13%      62.89%
Cumulative
Return After
Expenses       2.82%      5.72%      8.70%      11.77%     14.92%       18.16%      21.49%       24.92%       28.44%      32.06%
End of Year
Balance        $10,282.00 $10,571.95 $10,870.08 $11,176.62 $11,491.80   $11,815.87  $12,149.07   $12,491.68   $12,843.94  $13,206.14
Estimated
Annual
Expenses       $221.07    $227.31    $233.72    $240.31    $247.09      $254.05     $261.22      $268.58      $276.16     $283.95"


Effective November 1, 2005, the following information replaces in its entirety the information appearing under the heading "OTHER INFORMATION - SALES CHARGES" in the prospectus:

     "Purchases of Class A shares of AIM Global Health Care Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information - Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section."

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

     "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

     "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

     "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

      AIM GLOBAL HEALTH CARE FUND - CLASS A, B, C AND INVESTOR CLASS SHARES

                          Supplement dated July 1, 2005
         to the Prospectus dated April 29, 2005, as revised May 16, 2005

Effective November 1, 2005, the Boards of Trustees of AIM Funds Group, AIM Growth Series, AIM International Mutual Funds, AIM Investment Funds and AIM Investment Securities Funds have approved aligning the front-end sales charge paid on purchases of Class A shares of AIM Balanced Fund, AIM Basic Balanced Fund, AIM Developing Markets Fund, AIM Global Aggressive Growth Fund, AIM Global Equity Fund, AIM Global Growth Fund, AIM Global Health Care Fund and AIM Real Estate Fund (collectively, the "Category II Equity Funds") with the front-end sales charge paid on purchases of the Class A shares of AIM's Category I equity funds.

Shareholders of Category II Equity Funds who have a Letter of Intent in place as of November 1, 2005, will be able to complete the Letter of Intent under the current pricing schedule and future Letters of Intent or subsequent purchases will be subject to the Category I pricing.

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

     "FEE TABLE

     This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER FEES
------------------------------------------------------------- -------------- --------- ----------- ------------

(fees paid directly from                                                                            INVESTOR
your investment)                                                 CLASS A     CLASS B    CLASS C       CLASS

------------------------------------------------------------- -------------- --------- ----------- ------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                               4.75(1)%     None       None        None

Maximum Deferred Sales Charge
(Load) (as a percentage of original
purchase price or redemption
proceeds, whichever is less)                                     None(2)(3)     5.00%     1.00%        None


ANNUAL FUND OPERATING EXPENSES(4)
----------------------------------------------------------- -------------- ---------- ----------- ------------

(expenses that are deducted                                                                        INVESTOR
from fund assets)                                              CLASS A      CLASS B    CLASS C       CLASS

----------------------------------------------------------- -------------- ---------- ----------- ------------
Management Fees                                                0.97%          0.97%      0.97%       0.97%
Distribution and/or Service (12b-1) Fees(5)                    0.25           1.00       1.00        0.25
Other Expenses                                                 0.44           0.44       0.44        0.44
Total Annual Fund Operating Expenses                           1.66           2.41       2.41        1.66
Fee Waivers(6)                                                 0.23           0.23       0.23        0.23
Net Annual Fund Operating Expenses(7)                          1.43           2.18       2.18        1.43


1 Effective November 1, 2005, the maximum sales charge (load) imposed on purchases (as a percentage of offering price) of Class A shares will be 5.50%.

2 If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

3 If you are a retirement plan participant and you buy $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

4 There is no guarantee that actual expenses will be the same as those shown in the table.

5 The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

6 Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management - Advisor
  Compensation").

7 At the request of the Board of Trustees of AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for the items in Notes 5 and 6 and net of this arrangement were 1.41%, 2.16%, and 2.16% for Class A, Class B and Class C shares, respectively, for the year ended October 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

     As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR  3 YEARS      5 YEARS    10 YEARS
             ------------------- -------- ---------- ---------- -------------
             Class A             $   614   $  906    $   1,219    $   2,244
             Class B                 721      982        1,370        2,459
             Class C                 321      682        1,170        2,647
             Investor Class          146      452          782        1,857
             ------------------- -------- ---------- ---------- -------------


You would pay the following expenses if you did not redeem your shares:

                             1 YEAR   3 YEARS      5 YEARS    10 YEARS
        ------------------- -------- ----------- ---------- -------------
        Class A             $   614   $  906     $   1,219    $   2,244
        Class B                 221      682         1,170        2,459
        Class C                 221      682         1,170        2,647
        Investor Class          146      452           782        1,857
        ------------------- -------- ----------- ---------- -------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.


CLASS A -
ANNUAL
EXPENSE
RATIO 1.43%   YEAR 1       YEAR 2       YEAR 3     YEAR 4      YEAR 5       YEAR 6     YEAR 7     YEAR 8       YEAR 9     YEAR 10
------------ ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------   --------
Cumulative
Return
Before            5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Expenses
Cumulative
Return After      3.57%       7.27%      11.10%      15.06%      19.17%      23.43%      27.83%      32.40%      37.12%      42.02%
Expenses
End of Year
Balance     $10,357.00  $10,726.74  $11,109.69  $11,506.31  $11,917.08  $12,342.52  $12,783.15  $13,239.51  $13,712.16  $14,201.68
Estimated
Annual
Expenses    $   145.55  $   150.75  $   156.13  $   161.70  $   167.48  $   173.46  $   179.65  $   186.06  $   192.70  $   199.58
------------ ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------   --------

CLASS B -
ANNUAL
EXPENSE
RATIO 2.18%   YEAR 1       YEAR 2       YEAR 3     YEAR 4      YEAR 5       YEAR 6     YEAR 7     YEAR 8       YEAR 9     YEAR 10
------------ ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------   --------

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses          2.82%       5.72%       8.70%      11.77%      14.92%      18.16%      21.49%      24.92%      29.38%      34.00%
End of Year
Balance     $10,282.00  $10,571.95  $10,870.08  $11,176.62  $11,491.80  $11,815.87  $12,149.07  $12,491.68  $12,937.63  $13,399.50
Estimated
Annual
Expenses    $   221.07  $   227.31  $   233.72  $   240.31  $   247.09  $   254.05  $   261.22  $   268.58  $   181.82  $   188.31
------------ ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------   --------

CLASS C -
ANNUAL
EXPENSE
RATIO 2.18%   YEAR 1       YEAR 2       YEAR 3     YEAR 4      YEAR 5       YEAR 6     YEAR 7     YEAR 8       YEAR 9     YEAR 10
------------ ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------   --------

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses          2.82%       5.72%       8.70%      11.77%      14.92%      18.16%      21.49%      24.92%      28.44%      32.06%
End of Year
Balance     $10,282.00  $10,571.95  $10,870.08  $11,176.62  $11,491.80  $11,815.87  $12,149.07  $12,491.68  $12,843.94  $13,206.14
Estimated
Annual
Expenses    $   221.07  $   227.31  $   233.72  $   240.31  $   247.09  $   254.05  $   261.22  $   268.58  $   276.16  $   283.95
------------ ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------   --------

INVESTOR
CLASS-
ANNUAL
EXPENSE
RATIO 1.43%   YEAR 1       YEAR 2       YEAR 3     YEAR 4      YEAR 5       YEAR 6     YEAR 7     YEAR 8       YEAR 9     YEAR 10
------------ ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------   --------

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After      3.57%       7.27%      11.10%      15.06%      19.17%      23.43%      27.83%      32.40%      37.12%      42.02%
Expenses
End of Year
Balance     $10,357.00  $10,726.74  $11,109.69  $11,506.31  $11,917.08  $12,342.52  $12,783.15  $13,239.51  $13,712.16  $14,201.68
Estimated
Annual
Expenses    $   145.55  $   150.75  $   156.13  $   161.70  $   167.48  $   173.46  $   179.65  $   186.06  $   192.70   $ 199.58"
----------- ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------   --------



Effective November 1, 2005, the following information replaces in its entirety the information appearing under the heading "OTHER INFORMATION - SALES CHARGES" in the prospectus:

"Purchases of Class A shares of AIM Global Health Care Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information - Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section." The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

     "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

     "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

     "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

                    AIM LIBRA FUND - CLASS A, B AND C SHARES

                          Supplement dated July 1, 2005
                    to the Prospectus dated February 28, 2005
                         as supplemented March 23, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:


"FEE TABLE

     This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

           SHAREHOLDER FEES
           -------------------------------------------------------------- ------------ ------------ ------------
           (FEES PAID DIRECTLY FROM                                         CLASS A      CLASS B      CLASS C
           YOUR INVESTMENT)
           -------------------------------------------------------------- ------------ ------------ ------------
           Maximum Sales Charge (Load)
           Imposed on Purchases
           (as a percentage of offering price)                               5.50%        None         None
           Maximum Deferred Sales Charge (Load)
           (as a percentage of
           original purchase price
           or redemption proceeds, whichever is less)                       None(1)(2)    5.00%        1.00%
           -------------------------------------------------------------- ------------ ------------ ------------


           ANNUAL FUND OPERATING EXPENSES(3)
           ----------------------------------------------------------------------------------------------------
           (EXPENSES THAT ARE DEDUCTED                                     CLASS A      CLASS B      CLASS C
           FROM FUND ASSETS)
           -------------------------------------------------------------- ----------- ------------ ------------
           -------------------------------------------------------------- ----------- ------------ ------------
           Management Fees                                                    0.85%       0.85%       0.85%
           Distribution and/or Service (12b-1) Fees(4)                       0.25        1.00         1.00
           Other Expenses                                                    0.65        0.65         0.65
           Total Annual Fund Operating Expenses                              1.75        2.50         2.50
           Waiver(5)                                                         0.10        0.10         0.10
           Net Annual Fund Operating Expenses(6)                             1.65        2.40         2.40
           -------------------------------------------------------------- ----------- ------------ ------------

1 If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

2 If you are a retirement plan participant and you buy $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

3 There is no guarantee that actual expenses will be the same as those shown in the table.

4 The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

5 Effective January 1, 2005, through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement. (See "Fund Management -- Advisor Compensation").

6 The fund's advisor has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A, Class B and Class C shares to 1.70%, 2.45% and 2.45%, respectively, of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating
  Expenses to exceed the limits stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees;
  (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash.
  Those credits are used to pay certain expenses incurred by the fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Further, at the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for the items in Note 4 and Note 5 and net of this arrangement were 1.60%, 2.35% and 2.35% for Class A, Class B and Class C shares, respectively, for the year ended October 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

     As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE


This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
            ------------- -------- ---------- ---------- --------------

            Class A       $   709  $   1,062  $   1,438    $   2,491
            Class B           743      1,069      1,522        2,644
            Class C           343        769      1,322        2,828
            ------------- -------- ---------- ---------- --------------

You would pay the following expenses if you did not redeem your shares:


                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
            ------------- -------- ---------- ---------- --------------

            Class A       $   709  $   1,062  $   1,438    $   2,491
            Class B           243        769      1,322        2,644
            Class C           243        769      1,322        2,828
            ------------- -------- ---------- ---------- --------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A -
ANNUAL
EXPENSE
RATIO 1.65%   YEAR 1       YEAR 2       YEAR 3     YEAR 4      YEAR 5       YEAR 6     YEAR 7     YEAR 8       YEAR 9     YEAR 10
------------ ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------   --------


Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses           3.35%       6.81%      10.39%      14.09%      17.91%      21.86%      25.94%      30.16%      34.52%      39.03%
End of Year
Balance      $10,335.00  $10,681.22  $11,039.04  $11,408.85  $11,791.05  $12,186.05  $12,594.28  $13,016.19  $13,452.23  $13,902.88
Estimated
Annual
Expenses     $   167.76  $   173.38  $   179.19  $   185.20  $   191.40  $   197.81  $   204.44  $   211.29  $   218.36  $   225.68
--------     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------


CLASS B -
ANNUAL
EXPENSE
RATIO 2.40%    YEAR 1       YEAR 2       YEAR 3     YEAR 4      YEAR 5       YEAR 6     YEAR 7     YEAR 8       YEAR 9     YEAR 10
------------ ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------   --------

Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After       2.60%       5.27%       8.00%      10.81%      13.69%      16.65%      19.68%      22.79%      26.91%      31.16%
Expenses
End of Year
Balance      $10,260.00  $10,526.76  $10,800.46  $11,081.27  $11,369.38  $11,664.98  $11,968.27  $12,279.45  $12,690.81  $13,115.95
Estimated
Annual
Expenses     $   243.12  $   249.44  $   255.93  $   262.58  $   269.41  $   276.41  $   283.60  $   290.97  $   206.00  $   212.91
--------     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------


CLASS C -
ANNUAL
EXPENSE
RATIO 2.40%  YEAR 1       YEAR 2       YEAR 3     YEAR 4      YEAR 5       YEAR 6     YEAR 7     YEAR 8       YEAR 9     YEAR 10
------------ ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------   --------

Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses           2.60%       5.27%       8.00%      10.81%      13.69%      16.65%      19.68%      22.79%      25.99%      29.26%
End of Year
Balance      $10,260.00  $10,526.76  $10,800.46  $11,081.27  $11,369.38  $11,664.98  $11,968.27  $12,279.45  $12,598.71  $12,926.28
Estimated
Annual
Expenses     $   243.12  $   249.44  $   255.93  $   262.58  $   269.41  $   276.41  $   283.60  $   290.97  $   298.54   $ 306.30"
--------     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

     "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

     "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered

     Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

     "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

             AIM TRIMARK ENDEAVOR FUND - CLASS A, B, C AND R SHARES

                          Supplement dated July 1, 2005
                    to the Prospectus dated February 28, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:


"FEE TABLE


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

   SHAREHOLDER FEES
   ------------------------------------------------ ------------ ----------- ----------- ------------
   (FEES PAID DIRECTLY FROM                           CLASS A     CLASS B     CLASS C      CLASS R
   YOUR INVESTMENT)
   ------------------------------------------------ ------------ ----------- ----------- ------------
   Maximum Sales Charge (Load)
   Imposed on Purchases
   (as a percentage of
   offering price)                                     5.50%        None        None        None
   Maximum Deferred
   Sales Charge (Load)
   (as a percentage of
   original purchase price
   or redemption proceeds,
   whichever is less)                                None(1)(2)    5.00%       1.00%        None(3)
   ------------------------------------------------ ------------ ----------- ----------- ------------

   ANNUAL FUND OPERATING EXPENSES(4)
   --------------------------------------------------------------------------------------------------
  (EXPENSES THAT ARE DEDUCTED                        CLASS A     CLASS B      CLASS C     CLASS R
  FROM FUND ASSETS)
  ------------------------------------------------- ----------- ----------- ------------ -----------
  Management Fees                                      0.80%       0.80%       0.80%        0.80%
  Distribution and/or Service (12b-1) Fees(5)          0.25        1.00        1.00         0.50
  Other Expenses                                       1.87        1.87        1.87         1.87
  Total Annual Fund Operating Expenses                 2.92        3.67        3.67         3.17
  Fee Waivers(6)                                       1.00        1.00        1.00         1.00
  Net Annual Fund Operating Expenses(7)                1.92        2.67        2.67         2.17
  ------------------------------------------------- ----------- ----------- ------------ -----------

1 If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

2 If you are a retirement plan participant and you buy $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

3 If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

4 There is no guarantee that actual expenses will be the same as those shown in the table.

5 The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

6 Effective January 1, 2005, through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement. (See "Fund Management -- Advisor Compensation"). Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C and Class R shares to 1.90%, 2.65%, 2.65% and 2.15%, respectively, of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits stated above: (i) interest;

  (ii) taxes, (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through October 31, 2005.

7 At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for the items in Note 5 and
  Note 6 and net of this arrangement were 1.90%, 2.65%, 2.65% and 2.15% for Class A, Class B, Class C and Class R shares, respectively, for the year ended October 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

     As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE


This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
              ------------- -------- ---------- ---------- --------------
              Class A       $   734  $   1,315  $   1,920    $   3,547
              Class B           770      1,331      2,013        3,694
              Class C           370      1,031      1,813        3,859
              Class R           220        884      1,572        3,407
              ------------- -------- ---------- ---------- --------------

You would pay the following expenses if you did not redeem your shares:

                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
              ------------- -------- ---------- ---------- --------------
              Class A       $   734  $   1,315  $   1,920    $   3,547
              Class B           270      1,031      1,813        3,694
              Class C           270      1,031      1,813        3,859
              Class R           220        884      1,572        3,407
              ------------- -------- ---------- ---------- --------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A -
ANNUAL EXPENSE
RATIO 1.92%   YEAR 1       YEAR 2       YEAR 3      YEAR 4      YEAR 5     YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
-------     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses          3.08%       6.25%       9.53%      12.90%      16.38%      19.96%      23.66%      27.47%      31.39%      35.44%
End of Year
Balance     $10,308.00  $10,625.49  $10,952.75  $11,290.10  $11,637.83  $11,996.28  $12,365.76  $12,746.63  $13,139.22  $13,543.91
Estimated
Annual
Expenses    $   194.96  $   200.96  $   207.15  $   213.53  $   220.11  $   226.89  $   233.88  $   241.08  $   248.50  $   256.16
-------     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------

CLASS B -
ANNUAL
EXPENSE
RATIO 2.67%    YEAR 1       YEAR 2       YEAR 3      YEAR 4      YEAR 5     YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
-------     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses          2.33%       4.71%       7.15%       9.65%      12.21%      14.82%      17.50%      20.23%      23.94%      27.75%
End of Year
Balance     $10,233.00  $10,471.43  $10,715.41  $10,965.08  $11,220.57  $11,482.01  $11,749.54  $12,023.30  $12,393.62  $12,775.34
Estimated
Annual
Expenses    $   270.11  $   276.40  $   282.84  $   289.43  $   296.18  $   303.08  $   310.14  $   317.37  $   234.40  $   241.62
-------     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------

CLASS C -
ANNUAL
EXPENSE
RATIO 2.67%    YEAR 1       YEAR 2       YEAR 3      YEAR 4      YEAR 5     YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
-------     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses          2.33%       4.71%       7.15%       9.65%      12.21%      14.82%      17.50%      20.23%      23.03%      25.90%
End of Year
Balance     $10,233.00  $10,471.43  $10,715.41  $10,965.08  $11,220.57  $11,482.01  $11,749.54  $12,023.30  $12,303.45  $12,590.12
Estimated
Annual
Expenses    $   270.11  $   276.40  $   282.84  $   289.43  $   296.18  $   303.08  $   310.14  $   317.37  $   324.76  $   332.33
-------     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------

CLASS R -
ANNUAL
EXPENSE
RATIO 2.17%    YEAR 1       YEAR 2       YEAR 3      YEAR 4      YEAR 5     YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
-------     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After      2.83%       5.74%       8.73%      11.81%      14.97%      18.23%      21.57%      25.01%      28.55%      32.19%
Expenses
End of Year
Balance     $10,283.00  $10,574.01  $10,873.25  $11,180.97  $11,497.39  $11,822.76  $12,157.35  $12,501.40  $12,855.19  $13,218.99
Estimated
Annual
Expense     $   220.07  $   226.30  $   232.70  $   239.29  $   246.06  $   253.02  $   260.18  $   267.55  $   275.12  $   282.90
-------     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------


The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

     "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

     "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

     "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

                  AIM TRIMARK FUND - CLASS A, B, C AND R SHARES

                          Supplement dated July 1, 2005
                    to the Prospectus dated February 28, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

      SHAREHOLDER FEES
      ------------------------------------------------ -------------- ------------ ----------- -----------
      (FEES PAID DIRECTLY FROM
      YOUR INVESTMENT)                                    CLASS A       CLASS B     CLASS C     CLASS R
      ------------------------------------------------ -------------- ------------ ----------- -----------
      Maximum Sales Charge (Load)
      Imposed on Purchases
      (as a percentage of
      offering price)                                      5.50%         None         None        None
      Maximum Deferred
      Sales Charge (Load)
      (as a percentage of
      original purchase price or
      redemption proceeds, whichever is less              None(1)(2)     5.00%       1.00%       None(3)
      Redemption/Exchange Fee
      (as a percentage of
      amount redeemed/exchanged)                          2.00%(4)       None(4)     None(4)     None(4)
      ------------------------------------------------ -------------- ------------ ----------- -----------

     ANNUAL FUND OPERATING EXPENSES(5)
     ------------------------------------------------ -------------- ------------ ------------ -----------
     (EXPENSES THAT ARE DEDUCTED
     FROM FUND ASSETS)                                   CLASS A       CLASS B      CLASS C     CLASS R
     ------------------------------------------------ -------------- ------------ ------------ -----------
     Management Fees                                     0.85%          0.85%        0.85%        0.85%
     Distribution and/or Service (12b-1) Fees(6)         0.25           1.00         1.00         0.50
     Other Expenses                                      2.64           2.64         2.64         2.64
     Total Annual Fund Operating Expenses                3.74           4.49         4.49         3.99
     Fee Waiver(7)                                       1.56           1.56         1.56         1.56
     Net Annual Fund Operating Expenses(8)               2.18           2.93         2.93         2.43
     ------------------------------------------------ -------------- ------------ ------------ -----------

1 If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

2 If you are a retirement plan participant and you buy $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

3 If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

4 You may be charged a 2.00% fee on redemptions or exchanges of Class A shares held 30 days or less. Additionally, effective April 1, 2005, you may be charged a 2.00% fee on redemptions or exchanges of Class B, C or R Shares held 30 days or less. See "Shareholder Information -- Redeeming Shares -- Redemption/Exchange Fees" for more information.

5 There is no guarantee that actual expenses will be the same as those shown in the table.

6 The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

7 Effective January 1, 2005, through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement. (See "Fund Management -- Advisor Compensation"). Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C and Class R shares to 2.15%, 2.90%, 2.90% and 2.40%, respectively, of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits stated above: (i) interest; (ii) taxes, (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through October 31, 2005.

8 At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for the items in Note 6 and
  Note 7 and net of this arrangement were 2.15%, 2.90%, 2.90% and 2.40% for Class A, Class B, Class C and Class R shares, respectively, for the year ended October 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

     As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


              1 YEAR    3 YEARS    5 YEARS     10 YEARS
------------- -------- ---------- ---------- --------------
Class A       $   759  $   1,495  $   2,250    $   4,221
Class B           796      1,517      2,348        4,363
Class C           396      1,217      2,148        4,517
Class R           246      1,073      1,917        4,101
------------- -------- ---------- ---------- --------------

You would pay the following expenses if you did not redeem your shares:


              1 YEAR    3 YEARS    5 YEARS     10 YEARS
------------- -------- ---------- ---------- --------------
Class A       $   759  $   1,495  $   2,250    $   4,221
Class B           296      1,217      2,148        4,363
Class C           296      1,217      2,148        4,517
Class R           246      1,073      1,917        4,101
------------- -------- ---------- ---------- --------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.


CLASS A -
ANNUAL
EXPENSE
RATIO 2.18%   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
----------- ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses          2.82%       5.72%       8.70%      11.77%      14.92%      18.16%      21.49%      24.92%      28.44%      32.06%

End of Year
Balance     $10,282.00  $10,571.95  $10,870.08  $11,176.62  $11,491.80  $11,815.87  $12,149.07  $12,491.68  $12,843.94  $13,206.14

Estimated
Annual
Expenses    $   221.07  $   227.31  $   233.72  $   240.31  $   247.09  $   254.05  $   261.22  $   268.58  $   276.16  $   283.95
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------



CLASS B -
ANNUAL
EXPENSE
RATIO 2.93%   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
----------- ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses          2.07%       4.18%       6.34%       8.54%      10.79%      13.08%      15.42%      17.81%      21.13%      24.45%

End of Year
Balance     $10,207.00  $10,481.28  $10,633.94  $10,854.07  $11,078.75  $11,308.08  $11,542.15  $11,781.07  $12,113.30  $12,454.90

Estimated
Annual
Expenses    $   296.03  $   302.16  $   308.42  $   314.80  $   321.32  $   327.97  $   334.76  $   341.69  $   260.45  $   267.79
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------



CLASS C -
ANNUAL
EXPENSE
RATIO 2.93%    YEAR 1     YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
----------- ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses          2.07%       4.18%       6.34%       8.54%      10.79%      13.08%      15.42%      17.81%      20.25%      22.74%

End of Year
Balance     $10,207.00  $10,481.28  $10,633.94  $10,854.07  $11,078.75  $11,308.08  $11,542.15  $11,781.07  $12,024.94  $12,273.86

Estimated
Annual
Expenses    $   296.03  $   302.16  $   308.42  $   314.80  $   321.32  $   327.97  $   334.76  $   341.69  $   348.76  $   355.98
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------


CLASS R -
ANNUAL
EXPENSE
RATIO 2.43%   YEAR 1       YEAR 2      YEAR 3     YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
----------- ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses          2.57%       5.21%       7.91%      10.68%      13.53%      16.45%      19.44%      22.51%      25.66%      28.89%

End of Year
Balance     $10,257.00  $10,520.60  $10,790.98  $11,068.31  $11,352.77  $11,644.53  $11,943.80  $12,250.75  $12,565.60  $12,888.53

Estimated
Annual
Expenses    $   246.12  $   252.45  $   258.94  $   265.59  $   272.42  $   279.42  $   286.60  $   293.96  $   301.52  $   309.27
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------


     The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

         "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

     The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

         "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

     The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

         "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

          AIM TRIMARK SMALL COMPANIES FUND - CLASS A, B, C AND R SHARES

                          Supplement dated July 1, 2005
                    to the Prospectus dated February 28, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
----------------------------------------------------------------------------------------------
(fees paid directly from
your investment)                                 CLASS A     CLASS B    CLASS C      CLASS R
----------------------------------------------------------------------------------------------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)              5.50%          None       None        None
Maximum Deferred Sales Charge (Load)
(as a percentage of original
purchase price or redemption
proceeds, whichever is less)                     None(1)(2)     5.00%      1.00%       None(3)
----------------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(4)
----------------------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                CLASS A      CLASS B     CLASS C      CLASS R
----------------------------------------------------------------------------------------------
Management Fees                                   0.85%       0.85%       0.85%        0.85%
Distribution and/or Service (12b-1) Fees(5)       0.25        1.00        1.00         0.50
Other Expenses                                    2.06        2.06        2.06         2.06
Total Annual Fund Operating Expenses              3.16        3.91        3.91         3.41
Fee Waivers(6)                                    1.23        1.23        1.23         1.23
Net Annual Fund Operating Expenses(7)             1.93        2.68        2.68         2.18
----------------------------------------------------------------------------------------------



1 If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

2 If you are a retirement plan participant and you buy $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

3 If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

4 There is no guarantee that actual expenses will be the same as those shown in the table.

5 The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

6 Effective January 1, 2005, through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement. (See "Fund Management--Advisor Compensation"). Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C and Class R shares to 1.90%, 2.65%, 2.65% and 2.15%, respectively, of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits stated above: (i) interest; (ii) taxes, (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through October 31, 2005.

7 At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for the items in Note 5 and
     Note 6 and net of this arrangement were 1.91%, 2.66%, 2.66% and 2.16% for Class A, Class B, Class C and Class R shares, respectively, for the year ended October 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

              1 YEAR     3 YEARS    5 YEARS    10 YEARS
-------       -------  ---------  ---------    ---------
Class A       $   735  $   1,362  $   2,012    $   3,746
Class B           771      1,380      2,107        3,891
Class C           371      1,080      1,907        4,053
Class R           220        993      1,669        3,612
-------       -------  ---------  ---------    ---------

You would pay the following expenses if you did not redeem your shares:

               1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------       -------  ---------  ---------    ---------
Class A       $   735  $   1,362  $   2,012    $   3,746
Class B           271      1,080      1,907        3,891
Class C           271      1,080      1,907        4,053
Class R           221        993      1,669        3,612
-------       -------  ---------  ---------    ---------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.



CLASS A -
ANNUAL
EXPENSE
RATIO 1.93%    YEAR 1      YEAR 2      YEAR 3     YEAR 4       YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
-----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           3.07%       6.23%       9.50%      12.86%      16.32%      19.89%      23.57%      27.37%      31.28%      35.31%

End of Year
Balance      $10,307.00  $10,623.42  $10,949.56  $11,285.72  $11,632.19  $11,989.30  $12,357.37  $12,736.74  $13,127.76  $13,530.78

Estimated
Annual
Expenses     $   195.96  $   201.98  $   208.18  $   214.57  $   221.16  $   227.95  $   234.95  $   242.16  $   249.59  $   257.25
----------   ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------



CLASS B -
ANNUAL
EXPENSE
RATIO 2.68%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
-----------   ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           2.32%       4.69%       7.12%       9.61%      12.15%      14.75%      17.42%      20.14%      23.83%      27.63%

End of Year
Balance      $10,232.00  $10,469.38  $10,712.27  $10,960.80  $11,215.09  $11,475.28  $11,741.50  $12,013.91  $12,382.73  $12,762.88

Estimated
Annual
Expenses     $   271.11  $   277.40  $   283.83  $   290.42  $   297.16  $   304.05  $   311.10  $   318.32  $   235.43  $   242.66
----------   ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------



CLASS C -
ANNUAL
EXPENSE
RATIO 2.68%     YEAR 1     YEAR 2      YEAR 3      YEAR 4      YEAR 5       YEAR 6     YEAR 7      YEAR 8      YEAR 9     YEAR 10
-----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           2.32%       4.69%       7.12%       9.61%      12.15%      14.75%      17.42%      20.14%      22.93%      25.78%

End of Year
Balance      $10,232.00  $10,469.38  $10,712.27  $10,960.80  $11,215.09  $11,475.28  $11.741.50  $12,013.91  $12,292.63  $12,577.82

Estimated
Annual
Expenses     $   271.11  $   277.40  $   283.83  $   290.42  $   297.16  $   304.05  $   311.10  $   318.32  $   325.71  $   333.26
----------    ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------


CLASS R -
ANNUAL
EXPENSE
RATIO 2.18%    YEAR 1       YEAR 2     YEAR 3      YEAR 4      YEAR 5      YEAR 6     YEAR 7      YEAR 8      YEAR 9      YEAR 10
-----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           2.82%       5.72%       8.70%      11.77%      14.92%      18.16%      21.49%      24.92%      28.44%      32.06%

End of Year
Balance      $10,282.00  $10,571.95  $10,870.08  $11,176.62  $11,491.80  $11,815.87  $12,149.07  $12,491.68  $12,843.94  $13,206.14

Estimated
Annual
Expenses     $   221.07  $   227.31  $   233.72  $   240.31  $   247.09  $   254.05  $   261.22  $   268.58  $   276.16    $283.95"
----------   ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------




The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

         "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

         "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

         "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

                           AIM DEVELOPING MARKETS FUND
                           AIM GLOBAL HEALTH CARE FUND
                                 AIM LIBRA FUND
                            AIM TRIMARK ENDEAVOR FUND
                                AIM TRIMARK FUND
                        AIM TRIMARK SMALL COMPANIES FUND

                   (SERIES PORTFOLIOS OF AIM INVESTMENT FUNDS)

                          Supplement dated July 1, 2005
                   to the Statement of Additional Information
                              dated April 29, 2005


For the period of time determined pursuant to the Order for Exemptive Relief, clients of Edward D. Jones & Co., L.P. that are Eligible Customers for a Free Switch, each as defined in Edward D. Jones & Co., L.P.'s Amendment No. 1 to Application Pursuant to Section 6(c) of the Investment Company Act of 1940 for an Order of Exemption from the provisions of Section 22(d) of such act and certain disclosure requirements of Items 7(a)(2) and 18(a) of Form N1-A adopted under such act and the Securities Act of 1933, which was granted on May 25, 2005 by the Securities and Exchange Commission, may purchase Class A Shares of the Funds at net asset value.


The Board of Trustees has approved a permanent reduction of the Class A shares Rule 12b-1 fees to 0.25% effective July 1, 2005 for AIM Developing Markets Fund, AIM Global Health Care Fund, AIM Libra Fund, AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund.


Effective November 1, 2005, the Boards of Trustees of AIM Funds Group, AIM Growth Series, AIM International Mutual Funds, AIM Investment Funds and AIM Investment Securities Funds have approved aligning the front-end sales charge paid on purchases of Class A shares of AIM Balanced Fund, AIM Basic Balanced Fund, AIM Developing Markets Fund, AIM Global Aggressive Growth Fund, AIM Global Equity Fund, AIM Global Growth Fund, AIM Global Health Care Fund and AIM Real Estate Fund (collectively, the "Category II Equity Funds") with the front-end sales charge paid on purchases of Class A shares of AIM's Category I equity funds.

Shareholders of Category II Equity Funds who have a Letter of Intent in place as of November 1, 2005, will be able to complete the Letter of Intent under the current pricing schedule and future Letters of Intent or subsequent purchases will be subject to the Category I pricing.


Effective November 1, 2005, the following information supersedes and replaces in its entirety the information appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - CATEGORY I FUNDS" in the Statement of Additional
Information:

"CATEGORY I FUNDS

AIM Advantage Health Sciences Fund            AIM Dynamics Fund
AIM Aggressive Growth Fund                    AIM Emerging Growth Fund
AIM Asia Pacific Growth Fund                  AIM Energy Fund
AIM Balanced Fund                             AIM European Growth Fund
AIM Basic Balanced Fund                       AIM European Small Company Fund
AIM Basic Value Fund                          AIM Financial Services Fund
AIM Blue Chip Fund                            AIM Global Aggressive Growth Fund
AIM Capital Development Fund                  AIM Global Equity Fund
AIM Charter Fund                              AIM Global Growth Fund
AIM Conservative Allocation Fund              AIM Global Health Care Fund
AIM Constellation Fund                        AIM Global Real Estate Fund
AIM Core Stock Fund                           AIM Global Value Fund
AIM Dent Demographic Trends Fund              AIM Gold & Precious Metals Fund
AIM Developing Markets Fund                   AIM Growth Allocation Fund
AIM Diversified Dividend Fund                 AIM Health Sciences Fund

AIM International Core Equity Fund            AIM Opportunities II Fund
AIM International Growth Fund                 AIM Opportunities III Fund
AIM International Small Company Fund          AIM Premier Equity Fund
AIM Large Cap Basic Value Fund                AIM Real Estate Fund
AIM Large Cap Growth Fund                     AIM Select Equity Fund
AIM Leisure Fund                              AIM Small Cap Equity Fund
AIM Libra Fund                                AIM Small Cap Growth Fund
AIM Mid Cap Basic Value Fund                  AIM Small Company Growth Fund
AIM Mid Cap Core Equity Fund                  AIM Technology Fund
AIM Mid Cap Growth Fund                       AIM Total Return Fund
AIM Mid Cap Stock Fund                        AIM Trimark Endeavor Fund
AIM Moderate Allocation Fund                  AIM Trimark Fund
AIM Moderate Growth Allocation Fund           AIM Trimark Small Companies Fund
AIM Moderately Conservative Allocation Fund   AIM Utilities Fund
AIM Multi-Sector Fund                         AIM Weingarten Fund
AIM Opportunities I Fund




                                                                                     Dealer
                                                 Investor's Sales Charge          Concession
                                             ------------------------------     ----------------
                                                 As a              As a              As a
                                              Percentage        Percentage       Percentage
                                             of the Public      of the Net       of the Public
       Amount of Investment in                 Offering           Amount           Offering
          Single Transaction                     Price           Invested            Price
---------------------------------            -------------      -----------      ---------------

             Less than $   25,000                5.50%             5.82%            4.75%
$ 25,000 but less than $   50,000                5.25              5.54             4.50
$ 50,000 but less than $  100,000                4.75              4.99             4.00
$100,000 but less than $  250,000                3.75              3.90             3.00
$250,000 but less than $  500,000                3.00              3.09             2.50
$500,000 but less than $1,000,000                2.00              2.04             1.60"


Effective November 1, 2005, the following information supersedes and replaces in its entirety the information appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - CATEGORY II FUNDS" in the Statement of Additional
Information:

"CATEGORY II FUNDS

AIM High Income Municipal Fund          AIM Intermediate Government Fund
AIM High Yield Fund                     AIM Municipal Bond Fund
AIM Income Fund                         AIM Total Return Bond Fund



                                                                                     Dealer
                                                  Investor's Sales Charge          Concession
                                             -----------------------------       --------------
                                                 As a              As a              As a
                                               Percentage       Percentage       Percentage
                                             of the Public      of the Net       of the Public
     Amount of Investment in                   Offering           Amount           Offering
        Single Transaction                      Price           Invested            Price
---------------------------------            -------------      ----------       -------------

             Less than $   50,000                4.75%             4.99%            4.00%
$ 50,000 but less than $  100,000                4.00              4.17             3.25
$100,000 but less than $  250,000                3.75              3.90             3.00
$250,000 but less than $  500,000                2.50              2.56             2.00
$500,000 but less than $1,000,000                2.00              2.04             1.60"



The following supersedes and replaces in its entirety the first paragraph appearing immediately after the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - HOW TO QUALIFY FOR REDUCTIONS IN INITIAL SALES CHARGES. - LETTERS OF INTENT" in the Statement of Additional Information:

           "A Qualified Purchaser may pay reduced initial sales charges by (i) indicating on the Account Application that he, she or it intends to provide a Letter of Intent ("LOI"), and (ii) subsequently fulfilling the conditions of that LOI. Employer-sponsored retirement plans, with the exception of Solo 401(k) plans and SEP plans, are not eligible for a LOI."

                          INSTITUTIONAL CLASS SHARES OF

                            AIM TRIMARK ENDEAVOR FUND
                                AIM TRIMARK FUND
                        AIM TRIMARK SMALL COMPANIES FUND

                          Supplement dated July 1, 2005
                    to the Prospectus dated February 28, 2005


The following supersedes and replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION" on page A-1 of the prospectus:

         "In addition to the funds, AIM serves as investment advisor to many other mutual funds (the AIM funds). The following information is about the Institutional Classes of all AIM funds, which are offered to certain eligible institutional investors. Consult the funds' Statements of Additional Information for the Institutional Class for details."

                            INSTITUTIONAL CLASSES OF

                            AIM TRIMARK ENDEAVOR FUND
                                AIM TRIMARK FUND
                        AIM TRIMARK SMALL COMPANIES FUND

                   (SERIES PORTFOLIOS OF AIM INVESTMENT FUNDS)

                        Supplement dated July 1, 2005 to
         the Statement of Additional Information dated February 28, 2005 as supplemented April 1, 2005 and April 29, 2005


The following information supersedes and replaces in its entirety the information appearing in the fifth paragraph under the heading "GENERAL INFORMATION ABOUT THE TRUST - SHARES OF BENEFICIAL INTEREST" in the Statement of Additional Information:

                  "This Statement of Additional Information relates solely to the Institutional Class of these three Funds. The Institutional Class shares of the Funds are intended for use by certain eligible institutional investors, including the following:

                  o banks and trust companies acting in a fiduciary or similar capacity;

                  o   bank and trust company common and collective trust funds;

                  o   banks and trust companies investing for their own account;

                  o entities acting for the account of a public entity (e.g. Taft-Hartley funds, states, cities or government agencies);

                  o   retirement plans;

                  o platform sponsors with which A I M Distributors, Inc. ("AIM Distributors") has entered into an agreement; and

                  o   proprietary asset allocation funds."



                                       1